Public Offering (Details) - $ / shares		12 Months Ended
	May 18, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		69,000,000
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	69,000,000	69,000,000
Share price	$ 10.00	$ 10.00
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	9,000,000	9,000,000
Class A common stock
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit		1
Number of warrants in a unit		1
Number of shares issuable per warrant		0.33
Exercise price of warrants (in dollars per share)		$ 11.50